Bonds Payable - Summary of Bonds Payable (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 30,500	$ 30,500
Less: Discounts on bonds payable	(12)	(17)
Bonds payable	30,488	30,483
Less: Current portion	(8,799)	0
Bonds issued net	$ 21,689	$ 30,483